Document And Entity Information	Sep. 22, 2025
Document Information Line Items
Entity Central Index Key	0002075816
Document Type	S-1/A
Entity Registrant Name	Emmis Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Emmis Acquisition Corp. is filing this Amendment No. 5 to its Registration Statement on Form S-1 (File No. 333-288530) (the “Registration Statement”) as an exhibits-only filing to include Exhibits 3.2 and 5.2. Accordingly, this amendment consists only of the facing page, this explanatory note, Item 16(a) of Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibits. The remainder of the Registration Statement is unchanged and has therefore been omitted.
Amendment Flag	true